Note 17 - Income Tax - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statutory income tax rate			21.00%	27.60%
Statutory income tax recovery			$ (2,197)	$ (718)
Nondeductible option expenses			0	135
Nondeductible legal costs related to the Merger			260	0
Other non-deductible permanent differences			76	0
Taxable capital gain on sale of investment and equipment			0	0
Difference in foreign tax rates			(20)	30
Impact of the U.S. state tax rate			(349)	0
State income taxes (net of federal benefit)			2	1
Change in valuation allowance			2,230	553
Income tax expense	$ (0)	$ (0)	$ 2	$ 1